Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥) Entity	Mar. 31, 2020 JPY (¥) Entity	Mar. 31, 2019 JPY (¥)	Jan. 29, 2020	Dec. 31, 2019	Dec. 19, 2019	Nov. 14, 2018	Apr. 01, 2015
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%	44.50%	56.30%
Gain Loss on remeasurement or sale of shares		¥ 17,266
Aggregate carrying value of investments in several affiliated companies	¥ 150,339
Fair value of investments in several affiliated companies	¥ 1,785,481
Number of affiliated companies accounted for under the equity method | Entity	135	140
Dividends received from affiliated companies	¥ 6,539	¥ 4,523	¥ 4,948
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							60.00%
Sony Life Insurance Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%
SA Reinsurance Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest				50.00%
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Difference between carrying value and underlying net assets	¥ 65,541
Difference between carrying value and underlying net assets, accounting treatment for amounts allocated to intangible assets	The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest	34.00%
MITSUI-SOKO Supply Chain Solutions, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest								34.00%
MITSUI-SOKO Supply Chain Solutions, Inc | General and Administrative Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, amounts of transaction	¥ 7,139	6,069
MITSUI-SOKO Supply Chain Solutions, Inc | Accrued Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, account balances	¥ 1,649	¥ 1,181